RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued expenses	$ 47,654	$ 49,202
Other Assets, Current	22,458	14,607
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Trade payables	14	466	[1]
Accrued expenses	182	0	[1]
Other Assets, Current	$ 428	$ 202	[1]

[1]	Excluding transactions and balances with Euclid, which became a related party during January 2022.